Common stock - Shelf Registration Statement and offer under sales agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 01, 2016
Shelf registration statement
Net proceeds from issuance of stock		$ 64,560	$ 13	$ 18,122
Value of securities which remain available to be sold pursuant to the shelf		$ 58,000
Maximum
Shelf registration statement
Authorized amount to raise capital as per shelf registration statement					$ 125,000
Sales Agreement | Maximum | Cowen and Company LLC
Shelf registration statement
Authorized amount for issuance of common stock as per shelf registration statement					$ 40,000
Common Stock
Shelf registration statement
Shares issued		12,019,639
Common Stock | Sales Agreement
Shelf registration statement
Value of common stock which remains available to be sold under the sales agreement		$ 36,200
Sales Agreement | Common Stock
Shelf registration statement
Shares issued		749,639
Sales agreement offering price (in dollars per share)		$ 5.01
Gross proceeds from issuance of stock		$ 3,700
Net proceeds from issuance of stock		3,600
Payments of stock issuance costs		$ 100
Conversion Of Convertible Notes | Senior Secured Convertible Notes
Shelf registration statement
Amount of debt converted into stock	$ 6,600
Conversion price	$ 7.08
Conversion price, expressed as a percentage of stock price	95.00%
Number of trading days used to determine conversion stock price	3 days
Number of shares of stock into which debt was converted	929,967